SHARE OPTION SCHEME - Summary of Share Options Outstanding Under the Scheme (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Weighted average exercise price
At January 1 (in dollars per share) | $ / shares	$ 9.3287	$ 7.1370	$ 2.8970
Granted during the year (in dollars per share) | $ / shares	31.4100	23.5300	19.4468
Forfeited during the year (in dollars per share) | $ / shares	8.1198	2.8336	4.2888
Exercised during the year (in dollars per share) | $ / shares	6.2720	5.0687	1.8032
At December 31 (in dollars per share) | $ / shares	10.5970	9.3287	7.1370
Exercisable at December 31 (in dollars per share) | $ / shares	$ 7.7517	$ 4.5401	$ 2.8705
Number of options
At January 1 (in shares) | shares	6,367	9,180	9,529
Granted during the year (in shares) | shares	15	355	2,265
Forfeited during the year (in shares) | shares	(344)	(708)	(573)
Exercised during the year (in shares) | shares	(1,598)	(2,460)	(2,041)
At December 31 (in shares) | shares	4,440	6,367	9,180
Exercisable at December 31 (in shares) | shares	3,428	3,470	3,281